Segment reporting - Summarized financial information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment	4
Revenues from external customers	$ 1,711,225	$ 2,125,539	$ 1,961,299
Segment Adjusted EBITDA	1,061,581	1,280,264	1,163,343
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenues from external customers	0
SSA
Disclosure of operating segments [line items]
Revenues from external customers	483,842	503,049	412,824
Segment Adjusted EBITDA	307,954	257,072	230,066
MENA
Disclosure of operating segments [line items]
Revenues from external customers	44,887	40,656	36,065
Segment Adjusted EBITDA	$ 27,561	$ 22,121	$ 16,021